12. Ordinary share	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Ordinary share

During the year ended December 31, 2014 and 2013, there was no movement with the Company’s issued ordinary shares and the outstanding share.

On January 13, 2012, the company effected a two-for-eleven reverse split of its issued ordinary shares. The information contained herein reflects retroactive effect of the reverse stock split for all period presented.